Total Invested Assets and Related Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Schedule of assets carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$7,683	$1,207	$—	$8,890	$7,742	$900	$—	$8,642
Debt securities – fair value through profit or loss	1,103	58,447	417	59,967	1,136	57,888	442	59,466
Debt securities – available-for-sale	818	11,698	136	12,652	610	11,620	191	12,421
Equity securities – fair value through profit or loss	3,379	1,532	167	5,078	2,863	2,009	144	5,016
Equity securities – available-for-sale	710	194	38	942	584	167	7	758
Derivative assets	27	1,451	—	1,478	34	1,574	—	1,608
Other invested assets	912	140	1,721	2,773	925	195	1,544	2,664
Investment properties	—	—	7,067	7,067	—	—	6,592	6,592
Total invested assets measured at fair value	$14,632	$74,669	$9,546	$98,847	$13,894	$74,353	$8,920	$97,167
Investments for account of segregated fund holders	$27,481	$77,757	$1,154	$106,392	$26,435	$69,867	$865	$97,167
Total assets measured at fair value	$42,113	$152,426	$10,700	$205,239	$40,329	$144,220	$9,785	$194,334
Liabilities
Investment contract liabilities	$—	$—	$3	$3	$—	$—	$3	$3
Derivative liabilities	5	1,751	—	1,756	7	2,505	—	2,512
Total liabilities measured at fair value	$5	$1,751	$3	$1,759	$7	$2,505	$3	$2,515

Debt securities – fair value through profit or loss consist of the following:

As at	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$3,351	$15	$3,366	$—	$3,101	$16	$3,117
Canadian provincial and municipal government	—	12,142	16	12,158	—	11,414	38	11,452
U.S. government and agency	1,103	125	3	1,231	1,136	56	6	1,198
Other foreign government	—	5,318	43	5,361	—	5,568	10	5,578
Corporate	—	33,864	306	34,170	—	34,166	287	34,453
Asset-backed securities:
Commercial mortgage-backed securities	—	1,459	1	1,460	—	1,697	49	1,746
Residential mortgage-backed securities	—	1,625	—	1,625	—	1,482	—	1,482
Collateralized debt obligations	—	55	—	55	—	47	29	76
Other	—	508	33	541	—	357	7	364
Total debt securities – fair value through profit or loss	$1,103	$58,447	$417	$59,967	$1,136	$57,888	$442	$59,466

Debt securities – available-for-sale consist of the following:

As at	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$1,832	$—	$1,832	$—	$1,654	$—	$1,654
Canadian provincial and municipal government	—	1,138	—	1,138	—	1,148	—	1,148
U.S. government and agency	818	—	—	818	610	82	—	692
Other foreign government	—	752	—	752	—	766	—	766
Corporate	—	5,838	56	5,894	—	5,796	87	5,883
Asset-backed securities:
Commercial mortgage-backed securities	—	744	—	744	—	888	—	888
Residential mortgage-backed securities	—	398	—	398	—	501	—	501
Collateralized debt obligations	—	345	69	414	—	239	67	306
Other	—	651	11	662	—	546	37	583
Total debt securities – available-for-sale	$818	$11,698	$136	$12,652	$610	$11,620	$191	$12,421
Fair value and foreign currency changes on assets and liabilities recorded to net income consist of the following:

For the years ended December 31,	2017	2016
Fair value change:
Cash, cash equivalents and short-term securities	$1	$(16)
Debt securities	1,630	1,056
Equity securities	441	512
Derivative investments	649	922
Other invested assets	59	65
Total change in fair value through profit or loss assets and liabilities	$2,780	$2,539
Fair value changes on investment properties	211	126
Foreign exchange gains (losses)(1)	(388)	(432)
Fair value and foreign currency changes on assets and liabilities	$2,603	$2,233

(1)
Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.

Schedule of liabilities carried at fair value
Fair value and foreign currency changes on assets and liabilities recorded to net income consist of the following:

For the years ended December 31,	2017	2016
Fair value change:
Cash, cash equivalents and short-term securities	$1	$(16)
Debt securities	1,630	1,056
Equity securities	441	512
Derivative investments	649	922
Other invested assets	59	65
Total change in fair value through profit or loss assets and liabilities	$2,780	$2,539
Fair value changes on investment properties	211	126
Foreign exchange gains (losses)(1)	(388)	(432)
Fair value and foreign currency changes on assets and liabilities	$2,603	$2,233

(1)
Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.

Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$7,683	$1,207	$—	$8,890	$7,742	$900	$—	$8,642
Debt securities – fair value through profit or loss	1,103	58,447	417	59,967	1,136	57,888	442	59,466
Debt securities – available-for-sale	818	11,698	136	12,652	610	11,620	191	12,421
Equity securities – fair value through profit or loss	3,379	1,532	167	5,078	2,863	2,009	144	5,016
Equity securities – available-for-sale	710	194	38	942	584	167	7	758
Derivative assets	27	1,451	—	1,478	34	1,574	—	1,608
Other invested assets	912	140	1,721	2,773	925	195	1,544	2,664
Investment properties	—	—	7,067	7,067	—	—	6,592	6,592
Total invested assets measured at fair value	$14,632	$74,669	$9,546	$98,847	$13,894	$74,353	$8,920	$97,167
Investments for account of segregated fund holders	$27,481	$77,757	$1,154	$106,392	$26,435	$69,867	$865	$97,167
Total assets measured at fair value	$42,113	$152,426	$10,700	$205,239	$40,329	$144,220	$9,785	$194,334
Liabilities
Investment contract liabilities	$—	$—	$3	$3	$—	$—	$3	$3
Derivative liabilities	5	1,751	—	1,756	7	2,505	—	2,512
Total liabilities measured at fair value	$5	$1,751	$3	$1,759	$7	$2,505	$3	$2,515

Schedule of interest and other investment income
Interest and other investment income consist of the following:

For the years ended December 31,	2017	2016
Interest income:
Cash, cash equivalents and short-term securities	$65	$35
Debt securities – fair value through profit or loss	2,292	2,356
Debt securities – available-for-sale	352	366
Mortgages and loans	1,928	1,911
Derivative investments	70	82
Policy loans	165	168
Total interest income	4,872	4,918
Equity securities – dividends on fair value through profit or loss	159	160
Equity securities – dividends on available-for-sale	15	12
Investment properties rental income(1)	623	629
Investment properties expenses	(286)	(292)
Other income	223	247
Investment expenses and taxes	(193)	(185)
Total interest and other investment income	$5,413	$5,489

(1)	Comprised of operating lease rental income.

Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2017	2016
Cash	$1,504	$1,841
Cash equivalents	4,592	4,857
Short-term securities	2,794	1,944
Cash, cash equivalents and short-term securities	8,890	8,642
Less: Bank overdraft, recorded in Other liabilities	140	189
Net cash, cash equivalents and short-term securities	$8,750	$8,453
Gross unrealized gains and gross unrealized losses included in accumulated OCI on AFS debt and equity securities, before the effect of hedge accounting, consist of the following:

As at December 31,			2017		2016
Amortized cost		Gross unrealized gains	Gross unrealized (losses)	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Debt securities:
Canadian federal government	$1,873	$1	$(42)	$1,832	$1,676	$10	$(32)	$1,654
Canadian provincial and municipal government	1,136	17	(15)	1,138	1,143	19	(14)	1,148
U.S. government and agency	822	3	(7)	818	714	1	(23)	692
Other foreign government	670	83	(1)	752	683	92	(9)	766
Corporate	5,586	326	(18)	5,894	5,662	254	(33)	5,883
Asset-backed securities:
Commercial mortgage-backed securities	742	9	(7)	744	881	17	(10)	888
Residential mortgage-backed securities	400	3	(5)	398	507	3	(9)	501
Collateralized debt obligations	413	1	—	414	305	1	—	306
Other	654	9	(1)	662	592	1	(10)	583
Total debt securities	12,296	452	(96)	12,652	12,163	398	(140)	12,421
Equity securities	746	200	(4)	942	594	172	(8)	758
Total AFS debt and equity securities	$13,042	$652	$(100)	$13,594	$12,757	$570	$(148)	$13,179
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities – fair value through profit or loss	Debt securities – available-for-sale	Equity securities – fair value through profit or loss	Equity securities – available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2017
Beginning balance	$442	$191	$144	$7	$1,544	$6,592	$8,920	$865	$9,785
Included in net income(1)(3)(5)	(3)	(1)	7	—	(59)	158	102	60	162
Included in OCI(3)	—	—	—	—	18	—	18	—	18
Purchases	180	215	34	32	505	448	1,414	302	1,716
Sales	(41)	(2)	(7)	—	(318)	(277)	(645)	(77)	(722)
Settlements	(66)	(5)	(7)	—	—	—	(78)	(1)	(79)
Transfers into Level 3(2)(6)	204	—	—	—	49	259	512	—	512
Transfers (out) of Level 3(2)	(284)	(262)	—	—	—	—	(546)	—	(546)
Foreign currency translation(4)	(15)	—	(4)	(1)	(18)	(113)	(151)	5	(146)
Ending balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$—	$—	$8	$—	$(59)	$147	$96	$27	$123

December 31, 2016
Beginning balance	$527	$105	$170	$—	$1,106	$6,540	$8,448	$765	$9,213
Included in net income(1)(3)(5)	(3)	1	(15)	—	7	70	60	24	84
Included in OCI(3)	—	—	—	—	(11)	—	(11)	—	(11)
Purchases	239	175	74	7	615	404	1,514	247	1,761
Sales	(30)	(3)	(1)	—	(175)	(346)	(555)	(66)	(621)
Settlements	(64)	(50)	(46)	—	—	—	(160)	(1)	(161)
Transfers into Level 3(2)	82	6	—	—	—	—	88	—	88
Transfers (out) of Level 3(2)	(298)	(40)	(37)	—	—	—	(375)	(10)	(385)
Foreign currency translation(4)	(11)	(3)	(1)	—	2	(76)	(89)	(94)	(183)
Ending balance	$442	$191	$144	$7	$1,544	$6,592	$8,920	$865	$9,785
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(5)	$—	$(15)	$—	$7	$90	$77	$20	$97

(1)	Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.

(2)
Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.

(3)
Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.

(4)	Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.

(5)
Investment properties included in net income is comprised of fair value changes on investment properties of $211 ($126 in 2016) net of amortization of leasing commissions and tenant inducements of $53 ($56 in 2016).

(6) Transfers into Level 3 in Investment properties includes the reclassification of our former head office location in the second quarter of 2017, previously classified as owner-occupied with a fair value of $259 at the time of transfer from Other assets to Investment properties. The reclassification recognized a revaluation surplus of $172, which was recorded as an increase of $139 of accumulated other comprehensive income, net of taxes of $33.

The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$8,890	$8,890	$8,642	$8,642
Debt securities – fair value through profit or loss	59,967	59,967	59,466	59,466
Debt securities – available-for-sale	12,652	12,652	12,421	12,421
Equity securities – fair value through profit or loss	5,078	5,078	5,016	5,016
Equity securities – available-for-sale	942	942	758	758
Mortgages and loans	42,805	45,406	40,775	43,104
Derivative assets	1,478	1,478	1,608	1,608
Other invested assets – fair value through profit or loss(1)	2,211	2,211	2,041	2,041
Other invested assets – available-for-sale(1)	562	562	623	623
Policy loans	3,106	3,106	3,141	3,141
Total financial assets(2)	$137,691	$140,292	$134,491	$136,820

(1)	Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds, and limited partnerships.

(2)
Invested assets on our Consolidated Statements of Financial Position of $146,139 ($142,350 as at December 31, 2016) includes Total financial assets in this table, Investment properties of $7,067 ($6,592 as at December 31, 2016), and Other invested assets – non-financial assets of $1,381 ($1,267 as at December 31, 2016).

The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,366	$1,832	$5,198	$3,117	$1,654	$4,771
Canadian provincial and municipal government	12,158	1,138	13,296	11,452	1,148	12,600
U.S. government and agency	1,231	818	2,049	1,198	692	1,890
Other foreign government	5,361	752	6,113	5,578	766	6,344
Total government issued or guaranteed debt securities	22,116	4,540	26,656	21,345	4,260	25,605
Corporate debt securities by industry sector:
Financials	7,856	1,705	9,561	7,757	1,546	9,303
Utilities and energy	10,413	1,005	11,418	10,541	1,076	11,617
Telecommunication services	1,763	298	2,061	1,786	288	2,074
Consumer staples and discretionary	4,272	960	5,232	4,718	1,135	5,853
Industrials	4,090	707	4,797	4,103	708	4,811
Real estate	2,213	366	2,579	1,977	324	2,301
Other	3,563	853	4,416	3,571	806	4,377
Total corporate debt securities	34,170	5,894	40,064	34,453	5,883	40,336
Asset-backed securities	3,681	2,218	5,899	3,668	2,278	5,946
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Canada	$24,132	$4,114	$28,246	$22,507	$3,589	$26,096
United States	20,758	5,719	26,477	21,469	5,910	27,379
United Kingdom	5,319	590	5,909	5,621	659	6,280
Other	9,758	2,229	11,987	9,869	2,263	12,132
Balance	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887
The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2017	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,027	$2,264	$—	$—	$4,291
Office	1,898	2,363	—	—	4,261
Multi-family residential	3,214	1,368	—	—	4,582
Industrial and land	670	990	—	—	1,660
Other	581	118	—	—	699
Total mortgages(1)	$8,390	$7,103	$—	$—	$15,493
Loans	$13,265	$9,542	$1,678	$2,827	$27,312
Total mortgages and loans	$21,655	$16,645	$1,678	$2,827	$42,805

(1) $3,171 of mortgages in Canada are insured by the Canada Mortgage and Housing Corporation.

As at December 31, 2016	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,176	$2,304	$—	$—	$4,480
Office	1,816	2,592	—	—	4,408
Multi-family residential	3,067	1,113	—	—	4,180
Industrial and land	719	1,006	—	—	1,725
Other	456	147	—	—	603
Total mortgages(1)	$8,234	$7,162	$—	$—	$15,396
Loans	$13,120	$8,562	$803	$2,894	$25,379
Total mortgages and loans	$21,354	$15,724	$803	$2,894	$40,775

(1) $2,936 of mortgages in Canada are insured by the Canada Mortgage and Housing Corporation.
The contractual maturities of debt securities are shown in the following table. Debt securities that are not due at a single maturity date are included in the tables in the year of final maturity. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Due in 1 year or less	$1,432	$1,053	$2,485	$1,741	$878	$2,619
Due in years 2-5	7,903	3,465	11,368	7,780	3,406	11,186
Due in years 6-10	10,148	3,177	13,325	10,227	3,039	13,266
Due after 10 years	40,484	4,957	45,441	39,718	5,098	44,816
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2017	2016
Due in 1 year or less	$931	$1,196
Due in years 2-5	4,829	4,608
Due in years 6-10	6,963	6,659
Due after 10 years	2,792	2,956
Total mortgages	$15,515	$15,419

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2017	2016
Due in 1 year or less	$1,806	$1,655
Due in years 2-5	6,350	6,234
Due in years 6-10	4,968	4,783
Due after 10 years	14,216	12,714
Total loans	$27,340	$25,386

Schedule of fair values of derivative assets and liabilities by type of hedge
The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

As at December 31,	2017			2016
		Fair value			Fair value
	Total notional amount	Assets	Liabilities	Total notional amount	Assets	Liabilities
Derivative investments(1)	$53,299	$1,439	$(1,575)	$53,477	$1,567	$(2,304)
Fair value hedges	690	2	(181)	753	—	(208)
Cash flow hedges	132	37	—	120	41	—
Total derivatives	$54,121	$1,478	$(1,756)	$54,350	$1,608	$(2,512)

(1)	Derivative investments are derivatives that have not been designated as hedges for accounting purposes.
The fair values of derivative financial instruments by major class of derivatives are as follows:

As at December 31,	2017		2016
	Fair value		Fair value
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts	$1,188	$(518)	$1,405	$(579)
Foreign exchange contracts	177	(1,232)	95	(1,924)
Other contracts	113	(6)	108	(9)
Total derivatives	$1,478	$(1,756)	$1,608	$(2,512)

Schedule of hedge ineffectiveness
Hedge ineffectiveness recognized in Interest and other investment income consists of the following:

For the years ended December 31,	2017	2016
Fair value hedging ineffectiveness:
Gains (losses) on the hedged items attributable to the hedged risk	$(22)	$(12)
Gains (losses) on the hedging derivatives	19	12
Net ineffectiveness on fair value hedges	$(3)	$—